Restricted Stock Units	3 Months Ended
Mar. 31, 2023
Restricted Stock Units
Restricted Stock Units

14. Restricted Stock Units

During the three months ended March 31, 2023, the Company granted 552,000 RSU’s which vest evenly over 12 months beginning January 1, 2023.

For the three months ended March 31, 2023, the Company recognized $102,716 (2021 - $211,975) in stock-based compensation expense for RSUs granted and vested.

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2021	–	$–
Granted	4,425,062	0.16
Vested	(4,425,062)	0.16
Balance, December 31, 2022	–	–
Granted	552,000	0.40
Vested	(138,000)	0.40
Balance, March 31, 2023	414,000	0.40

The Company previously granted RSU’s whereby the holder has the right and option to require the Company to withhold up to one third of the RSU shares awarded to pay the cash equivalent of the market price of the shares on the date of vesting. As a result, a portion of the value of the RSU’s is recorded as a RSU obligation liability. As at March 31, 2023, the balance of the RSU obligation was $133,314.